Benefit Plans, Estimated Future Benefit Payments and Change in Obligation (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumptions used to determine net periodic pension expense [Abstract]
Rabbi Trust	$ 5,700,000	$ 5,700,000
Retirement Plan [Member]
Estimated future benefit payments [Abstract]
2015	1,709,000
2016	1,749,000
2017	1,764,000
2018	1,799,000
2019	1,828,000
2020 - 2024	9,474,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.03%	5.08%	4.07%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	5.08%	4.07%	5.17%
Expected long-term rate of return on assets (in hundredths)	6.50%	6.50%	6.50%
Change in benefit obligation [Rollforward]
Service cost	58,000	69,000	55,000
Interest cost	1,374,000	1,273,000	1,426,000
Benefits paid	(1,751,000)	(2,045,000)
Net actuarial (gain) loss	6,159,000	(3,465,000)
Post-Retirement Benefits Plan [Member]
Estimated future benefit payments [Abstract]
2015	81,000
2016	86,000
2017	92,000
2018	101,000
2019	115,000
2020 - 2024	882,000
Assumptions used to determine benefit obligation [Abstract]
Discount rate (in hundredths)	4.03%	5.08%	4.07%
Assumptions used to determine net periodic pension expense [Abstract]
Discount rate (in hundredths)	5.08%	4.07%	5.17%
Expected long-term rate of return on assets (in hundredths)	3.75%	3.30%	3.30%
Age below which retirees are permitted to participate in company medical plan by making certain payments	65 years
Age at which the bank provides Medicare Supplemental program to retirees	65 years
Change in benefit obligation [Rollforward]
Accumulated benefit obligation at beginning of year	2,513,000	2,413,000
Service cost	100,000	50,000	33,000
Interest cost	217,000	101,000	97,000
Plan amendments	1,811,000	465,000
Benefits paid	(83,000)	(60,000)
Net actuarial (gain) loss	1,897,000	(456,000)
Accumulated benefit obligation at end of year	6,455,000	2,513,000	2,413,000
Supplementary Pension Plan [Member]
Assumptions used to determine net periodic pension expense [Abstract]
Accumulated benefit obligation	5,600,000	5,600,000
Plan expense	$ 1,500,000	$ 1,300,000	$ 823,000